COMMITMENTS - GUARANTEES AND COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Guarantees
Financial, labor-related, tax and rental transactions	$ 152,297	$ 125,422
Contractual Obligations	198,283	257,844
Other	22	20
Guarantees and commitments to third parties	$ 350,602	$ 383,286